Benefit Plans (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jul. 16, 2014 Employee Stock Purchase Plan	Feb. 06, 2014 Employee Stock Purchase Plan	Sep. 30, 2014 Employee Stock Purchase Plan	Feb. 06, 2014 Employee Stock Purchase Plan Maximum
Benefit Plans
Offering period						4 months			27 months
Percentage of employee compensation, maximum							10.00%
Percentage of fair market value as a purchase price							85.00%
Value of shares per employee, maximum							$ 25
Number of shares per employee, maximum							2,000
Number of periods during which shares can be purchased							1 year
Number of shares authorized								1,000,000
Number of shares issued								0
Additional number of shares reserved for issuance each year								400,000
Percentage of additional number of shares reserved for issuance each year								0.75%
Compensation expense (in dollars)	$ 3,283	$ 181	$ 4,929	$ 523	$ 203			$ 130
Valuation assumptions:
Expected dividend yield								0.00%
Expected volatility								41.70%
Expected term								3 months 18 days
Risk-free interest rate								0.04%